UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22991

Name of Fund:  BlackRock Science and Technology Trust (BST)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Science and Technology Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 03/31/2015

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2015 (Unaudited)	BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Commercial Services & Supplies — 0.4%
Atento SA (a)	149,762	$1,780,670
Communications Equipment — 2.2%
Finisar Corp. (a)(b)	215,500	4,598,770
JDS Uniphase Corp. (a)(b)	400,700	5,257,184

		9,855,954
Diversified Telecommunication Services — 0.6%
Link Net Tbk PT (a)	5,530,700	2,527,414
Electronic Equipment, Instruments & Components — 4.0%
Alps Electric Co. Ltd.	99,400	2,405,955
CDW Corp. (b)	132,300	4,926,852
Largan Precision Co. Ltd.	83,000	7,148,770
PAX Global Technology Ltd. (a)	3,247,000	3,396,667

		17,878,244
Health Care Technology — 0.7%
Inovalon Holdings, Inc., Class A (a)(b)	100,900	3,048,189
Household Durables — 2.1%
Sony Corp. (a)	346,300	9,261,315
Internet & Catalog Retail — 5.1%
Amazon.Com, Inc. (a)(b)	18,100	6,735,010
MakeMyTrip Ltd. (a)	119,200	2,617,632
Netflix, Inc. (a)(b)	7,800	3,250,182
Qunar Cayman Islands Ltd. — ADR (a)(b)	90,300	3,724,875
Vipshop Holdings Ltd. — ADR (a)(b)	213,400	6,282,496

		22,610,195
Internet Software & Services — 21.9%
58.com, Inc. — ADR (a)(b)	99,200	5,245,696
Alibaba Group Holding — ADR (a)(b)	63,900	5,319,036
Baidu, Inc. — ADR (a)(b)	16,600	3,459,440
comScore, Inc. (a)(b)	55,000	2,816,000
Cvent, Inc. (a)	86,400	2,422,656
Facebook, Inc., Class A (a)(b)	227,400	18,695,691
Google, Inc., Class A (a)(b)	35,000	19,414,500
Hortonworks, Inc. (a)	124,135	2,959,378
LendingClub Corp. (a)(b)	147,400	2,896,410
LinkedIn Corp., Class A (a)(b)	16,800	4,197,648
New Relic, Inc. (a)	69,200	2,401,240
Pandora Media, Inc. (a)(b)	123,700	2,005,177
Rackspace Hosting, Inc. (a)(b)	43,600	2,249,324
Tencent Holdings Ltd.	633,500	12,028,300
Twitter, Inc. (a)(b)	93,700	4,692,496
YY, Inc. — ADR (a)(b)	40,900	2,231,300
Zillow Group, Inc., Class A (a)(b)	39,900	4,001,970

		97,036,262
IT Services — 11.0%
Alliance Data Systems Corp. (a)(b)	18,500	5,480,625
Cognizant Technology Solutions Corp.,
Class A (a)(b)	104,300	6,507,277
Euronet Worldwide, Inc. (a)(b)	48,600	2,855,250

Common Stocks	Shares	Value
IT Services (concluded)
Fidelity National Information Services, Inc. (b)	56,600	$3,852,196
Global Payments, Inc. (b)	38,600	3,538,848
Jack Henry & Associates, Inc.	43,200	3,019,248
Luxoft Holding, Inc. (a)	60,100	3,109,574
MasterCard, Inc., Class A (b)	99,400	8,587,166
VeriFone Systems, Inc. (a)(b)	78,600	2,742,354
Visa, Inc., Class A (b)	135,200	8,843,432

		48,535,970
Media — 6.1%
Eros International PLC (a)	178,405	3,116,735
Liberty Global PLC, Class A (a)(b)	67,900	3,494,813
Naspers Ltd., N Shares	43,800	6,718,526
Regal Entertainment Group, Class A (b)	302,900	6,918,236
Rentrak Corp. (a)(b)	43,100	2,394,636
Time Warner, Inc. (b)	51,900	4,382,436

		27,025,382
Professional Services — 0.2%
TechnoPro Holdings, Inc. (a)	36,200	860,216
Real Estate Investment Trusts (REITs) — 3.2%
Crown Castle International Corp. (b)	83,600	6,900,344
Digital Realty Trust, Inc. (b)	113,100	7,460,076

		14,360,420
Semiconductors & Semiconductor Equipment — 15.6%
ARM Holdings PLC	216,700	3,519,469
ASML Holding NV	34,800	3,527,992
Avago Technologies Ltd. (b)	41,500	5,269,670
Broadcom Corp., Class A (b)	64,400	2,788,198
Chipbond Technology Corp.	1,490,000	3,140,885
Hermes Microvision, Inc.	61,000	3,509,454
Hua Hong Semiconductor Ltd. (a)	1,520,000	1,886,116
Intel Corp. (b)	196,900	6,157,063
Intersil Corp., Class A (b)	218,800	3,133,216
Lam Research Corp. (b)	52,800	3,708,408
Maxim Integrated Products, Inc. (b)	149,600	5,207,576
Microsemi Corp. (a)	81,100	2,870,940
Novatek Microelectronics Corp.	500,000	2,588,687
NXP Semiconductors NV (a)(b)	41,500	4,164,940
Siliconware Precision Industries Co. Ltd.	3,517,000	5,856,047
SK Hynix, Inc.	63,100	2,577,422
SunEdison Semiconductor Ltd. (a)	74,900	1,933,918
Synaptics, Inc. (a)(b)	26,600	2,162,713
Taiwan Semiconductor Manufacturing Co. Ltd.	1,153,000	5,358,639

		69,361,353
Software — 10.8%
Activision Blizzard, Inc. (b)	205,700	4,674,532
Adobe Systems, Inc. (a)(b)	66,600	4,924,404
Autodesk, Inc. (a)(b)	105,400	6,180,656
Electronic Arts, Inc. (a)(b)	67,000	3,940,605

Portfolio Abbreviations
ADR	American Depositary Receipt	HKD	Hong Kong Dollar	TWD	Taiwan Dollar
EUR	Euro	JPY	Japanese Yen	USD	U.S. Dollar
GBP	British Pound	KRW	Korean Won	ZAR	South African Rand

MARCH 31, 2015	1

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Software (concluded)
Imperva, Inc. (a)(b)	77,900	$3,326,330
Nintendo Co. Ltd.	20,400	2,993,188
Oracle Corp. (b)	218,100	9,411,015
Proofpoint, Inc. (a)(b)	52,700	3,120,894
salesforce.com, Inc. (a)(b)	57,800	3,861,618
ServiceNow, Inc. (a)(b)	44,700	3,521,466
Zendesk, Inc. (a)(b)	90,700	2,057,983

		48,012,691
Technology Hardware, Storage & Peripherals — 10.0%
Apple, Inc. (b)(c)	213,000	26,503,590
Pegatron Corp.	2,301,000	6,208,202
Samsung Electronics Co. Ltd.	6,031	7,820,719
Western Digital Corp. (b)	39,600	3,603,996

		44,136,507
Wireless Telecommunication Services — 1.2%
RingCentral, Inc., Class A (a)(b)	163,900	2,512,587
SoftBank Corp.	46,500	2,708,134

		5,220,721

Preferred Stocks	Shares	Value
Internet Software & Services — 1.6%
Uber Technologies, Inc., Series E (Acquired 12/4/14, Cost $3,000,048), 0.00% (a)(d)	90,044	$3,058,812
Zuora, Inc. (Acquired 1/16/15, Cost $3,894,522), 0.00% (a)(d)	1,025,063	3,982,575

		7,041,387
Software — 0.3%
Illumio Inc., Series C (Acquired 3/11/15, Cost $1,500,001), 0.00% (a)(d)	93,346	1,500,001
Total Preferred Stocks — 1.9%		8,541,388
Total Long-Term Investments (Cost — $400,394,994) — 97.0%		430,052,891

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06% (e)(f)	5,327,852	5,327,852
Total Short-Term Securities (Cost — $5,327,852) — 1.2%		5,327,852
Total Investments Before Options Written (Cost — $405,722,846*) — 98.2%		435,380,743

Options Written
(Premiums Received — $4,094,825) — (1.0)%		(4,526,505)
Total Investments Net of Options Written — 97.2%		430,854,238
Other Assets Less Liabilities — 2.8%		12,421,764

Net Assets — 100.0%		$443,276,002

Notes to Schedule of Investments

*	As of March 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$405,770,451

Gross unrealized appreciation	$38,413,356
Gross unrealized depreciation	(8,803,064)

Net unrealized appreciation	$29,610,292

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(d)	Restricted securities as to resale. As of March 31, 2015 the Trust held 1.9% of its net assets, with current market value of $8,541,388 and the original cost of $8,394,571, in these securities.

(e)	Represents the current yield as of report date.

(f)	During the period ended March 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at December 31, 2014	Net Activity	Shares Held at March 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	43,173,790	(37,845,938)	5,327,852	$3,996

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

2	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

•	As of March 31, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Alibaba Group Holding — ADR	Call	USD	88.00	4/02/15	142	$(284)
Amazon.Com, Inc.	Call	USD	385.00	4/02/15	11	(160)
Apple, Inc.	Call	USD	128.00	4/02/15	150	(1,650)
Baidu, Inc. — ADR	Call	USD	212.50	4/02/15	30	(885)
Broadcom Corp., Class A	Call	USD	46.50	4/02/15	110	(1,100)
Google, Inc., Class A	Call	USD	565.00	4/02/15	3	(135)
Rackspace Hosting, Inc.	Call	USD	53.00	4/02/15	150	(1,500)
Visa, Inc., Class A	Call	USD	68.13	4/02/15	104	(208)
Electronic Arts, Inc.	Call	USD	56.00	4/06/15	151	(43,262)
Electronic Arts, Inc.	Call	USD	56.50	4/06/15	117	(27,729)
Facebook, Inc., Class A	Call	USD	78.00	4/06/15	201	(86,430)
JDS Uniphase Corp.	Call	USD	13.60	4/06/15	72	(277)
Vipshop Holdings Ltd. — ADR	Call	USD	25.50	4/06/15	246	(98,400)
Alliance Data Systems Corp.	Call	USD	283.00	4/08/15	77	(111,525)
Global Payments, Inc.	Call	USD	92.75	4/08/15	53	(6,503)
Alibaba Group Holding — ADR	Call	USD	88.00	4/10/15	142	(1,562)
Apple, Inc.	Call	USD	127.00	4/10/15	135	(12,015)
Apple, Inc.	Call	USD	133.00	4/10/15	160	(1,360)
Facebook, Inc., Class A	Call	USD	82.50	4/10/15	14	(1,449)
Intel Corp.	Call	USD	35.00	4/10/15	23	(92)
Pandora Media, Inc.	Call	USD	16.50	4/10/15	495	(18,562)
Western Digital Corp.	Call	USD	103.00	4/10/15	83	(788)
Digital Realty Trust, Inc.	Call	USD	66.01	4/15/15	235	(25,660)
58.com, Inc. — ADR	Call	USD	50.00	4/17/15	255	(96,900)
Alibaba Group Holding — ADR	Call	USD	90.00	4/17/15	60	(960)
Amazon.Com, Inc.	Call	USD	390.00	4/17/15	34	(5,950)
Apple, Inc.	Call	USD	120.00	4/17/15	76	(41,990)
Autodesk, Inc.	Call	USD	62.50	4/17/15	236	(6,018)
Avago Technologies Ltd.	Call	USD	111.00	4/17/15	136	(225,211)
Baidu, Inc. — ADR	Call	USD	210.00	4/17/15	55	(18,975)
Broadcom Corp., Class A	Call	USD	47.00	4/17/15	110	(825)
comScore, Inc.	Call	USD	55.00	4/17/15	40	(3,400)
Crown Castle International Corp.	Call	USD	85.00	4/17/15	40	(1,500)
Crown Castle International Corp.	Call	USD	87.50	4/17/15	214	(2,140)
Digital Realty Trust, Inc.	Call	USD	65.00	4/17/15	43	(7,417)
Euronet Worldwide, Inc.	Call	USD	55.00	4/17/15	80	(31,600)
Facebook, Inc., Class A	Call	USD	82.50	4/17/15	220	(33,550)
Fidelity National Information Services, Inc.	Call	USD	66.25	4/17/15	186	(45,112)
Finisar Corp.	Call	USD	24.00	4/17/15	175	(3,062)
Global Payments, Inc.	Call	USD	93.50	4/17/15	50	(8,833)
Google, Inc., Class A	Call	USD	570.00	4/17/15	55	(35,200)
Imperva, Inc.	Call	USD	46.50	4/17/15	163	(8,160)
Intel Corp.	Call	USD	33.00	4/17/15	27	(891)
Intersil Corp., Class A	Call	USD	16.00	4/17/15	750	(7,500)
JDS Uniphase Corp.	Call	USD	14.00	4/17/15	93	(698)
Lam Research Corp.	Call	USD	80.00	4/17/15	162	(2,430)
LendingClub Corp.	Call	USD	21.00	4/17/15	75	(2,438)
LendingClub Corp.	Call	USD	23.00	4/17/15	106	(1,060)
LendingClub Corp.	Call	USD	29.00	4/17/15	153	(1,530)
Liberty Global PLC, Class A	Call	USD	55.00	4/17/15	67	(1,171)
Liberty Global PLC, Class A	Call	USD	57.50	4/17/15	66	(1,650)
MasterCard, Inc., Class A	Call	USD	90.00	4/17/15	86	(2,537)
Maxim Integrated Products, Inc.	Call	USD	36.00	4/17/15	146	(5,110)
Netflix, Inc.	Call	USD	435.00	4/17/15	16	(22,200)
Netflix, Inc.	Call	USD	465.00	4/17/15	7	(3,815)
NXP Semiconductors NV	Call	USD	110.00	4/17/15	114	(6,840)
Oracle Corp.	Call	USD	44.00	4/17/15	219	(5,366)
Proofpoint, Inc.	Call	USD	55.50	4/17/15	36	(16,091)
Proofpoint, Inc.	Call	USD	60.00	4/17/15	175	(30,625)
Qunar Cayman Islands Ltd. — ADR	Call	USD	30.00	4/17/15	178	(198,470)
Qunar Cayman Islands Ltd. — ADR	Call	USD	45.00	4/17/15	140	(7,350)
Regal Entertainment Group, Class A	Call	USD	24.00	4/17/15	100	(1,250)
RingCentral, Inc., Class A	Call	USD	15.00	4/17/15	125	(8,437)

MARCH 31, 2015	3

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

•	As of March 31, 2015, exchange-traded options written were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
salesforce.com, Inc.	Call	USD	67.50	4/17/15	122	$(15,189)
ServiceNow, Inc.	Call	USD	77.75	4/17/15	183	(82,899)
Synaptics, Inc.	Call	USD	85.50	4/17/15	47	(3,408)
Synaptics, Inc.	Call	USD	90.00	4/17/15	40	(700)
Time Warner, Inc.	Call	USD	85.00	4/17/15	104	(10,192)
VeriFone Systems, Inc.	Call	USD	36.00	4/17/15	81	(2,228)
VeriFone Systems, Inc.	Call	USD	37.00	4/17/15	187	(1,402)
Vipshop Holdings Ltd. — ADR	Call	USD	25.00	4/17/15	375	(168,750)
Visa, Inc., Class A	Call	USD	68.50	4/17/15	30	(510)
Visa, Inc., Class A	Call	USD	68.75	4/17/15	312	(4,368)
YY, Inc. — ADR	Call	USD	65.00	4/17/15	67	(838)
Zendesk, Inc.	Call	USD	25.00	4/17/15	177	(2,655)
Zillow Group, Inc., Class A	Call	USD	115.00	4/17/15	83	(2,698)
Adobe Systems, Inc.	Call	USD	77.85	4/23/15	120	(3,039)
Activision Blizzard, Inc.	Call	USD	23.50	4/24/15	170	(4,080)
Cognizant Technology Solutions Corp., Class A	Call	USD	62.00	4/24/15	344	(54,180)
Facebook, Inc., Class A	Call	USD	81.00	4/24/15	245	(80,850)
Twitter, Inc.	Call	USD	48.00	4/24/15	76	(24,320)
Twitter, Inc.	Call	USD	52.00	4/24/15	165	(20,955)
Vipshop Holdings Ltd. — ADR	Call	USD	28.00	4/24/15	94	(20,680)
Digital Realty Trust, Inc.	Call	USD	67.50	4/30/15	150	(13,500)
Activision Blizzard, Inc.	Call	USD	23.50	5/01/15	510	(15,300)
Apple, Inc.	Call	USD	133.00	5/01/15	182	(30,394)
Baidu, Inc. — ADR	Call	USD	220.00	5/01/15	11	(3,988)
Intel Corp.	Call	USD	32.50	5/01/15	90	(5,310)
LinkedIn Corp., Class A	Call	USD	270.00	5/01/15	50	(23,875)
MasterCard, Inc., Class A	Call	USD	90.00	5/01/15	235	(23,382)
Oracle Corp.	Call	USD	43.50	5/01/15	177	(11,859)
salesforce.com, Inc.	Call	USD	70.00	5/01/15	69	(6,520)
Time Warner, Inc.	Call	USD	88.50	5/01/15	104	(7,384)
Twitter, Inc.	Call	USD	48.00	5/01/15	76	(31,920)
JDS Uniphase Corp.	Call	USD	14.15	5/05/15	100	(1,526)
Digital Realty Trust, Inc.	Call	USD	67.01	5/06/15	31	(4,304)
Facebook, Inc., Class A	Call	USD	83.50	5/08/15	61	(17,751)
Oracle Corp.	Call	USD	43.50	5/08/15	178	(13,884)
CDW Corp.	Call	USD	36.75	5/11/15	168	(30,260)
58.com, Inc. — ADR	Call	USD	50.00	5/15/15	80	(40,800)
Adobe Systems, Inc.	Call	USD	77.85	5/15/15	120	(7,577)
Crown Castle International Corp.	Call	USD	85.00	5/15/15	80	(9,600)
Euronet Worldwide, Inc.	Call	USD	55.00	5/15/15	80	(39,600)
Google, Inc., Class A	Call	USD	570.00	5/15/15	57	(66,405)
Inovalon Holdings, Inc., Class A	Call	USD	35.00	5/15/15	70	(4,725)
LendingClub Corp.	Call	USD	24.00	5/15/15	175	(4,812)
Maxim Integrated Products, Inc.	Call	USD	35.00	5/15/15	65	(8,612)
Maxim Integrated Products, Inc.	Call	USD	37.00	5/15/15	284	(15,620)
NXP Semiconductors NV	Call	USD	115.00	5/15/15	25	(4,250)
Rentrak Corp.	Call	USD	65.00	5/15/15	142	(12,780)
JDS Uniphase Corp.	Call	USD	13.55	5/27/15	500	(29,716)
Google, Inc., Class A	Put	USD	550.00	4/02/15	8	(1,160)
Rackspace Hosting, Inc.	Put	USD	48.00	4/02/15	86	(1,290)
Vipshop Holdings Ltd. — ADR	Put	USD	23.50	4/02/15	90	(900)
Amazon.Com, Inc.	Put	USD	375.00	4/06/15	29	(12,108)
CDW Corp.	Put	USD	39.00	4/06/15	119	(21,049)
Electronic Arts, Inc.	Put	USD	53.00	4/06/15	169	(2,366)
Broadcom Corp., Class A	Put	USD	42.00	4/07/15	100	(700)
Avago Technologies Ltd.	Put	USD	115.00	4/17/15	35	(2,625)
Crown Castle International Corp.	Put	USD	85.00	4/17/15	53	(14,177)
Intersil Corp., Class A	Put	USD	14.00	4/17/15	290	(13,775)
JDS Uniphase Corp.	Put	USD	13.00	4/17/15	320	(8,320)
Liberty Global PLC, Class A	Put	USD	52.00	4/17/15	87	(11,754)
NXP Semiconductors NV	Put	USD	90.00	4/17/15	45	(2,025)

4	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

As of March 31, 2015, exchange-traded options written were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Proofpoint, Inc.	Put	USD	50.00	4/17/15	78	$(2,340)
Oracle Corp.	Put	USD	43.50	4/24/15	104	(10,244)
Rackspace Hosting, Inc.	Put	USD	52.00	4/24/15	86	(12,255)
Digital Realty Trust, Inc.	Put	USD	66.00	4/30/15	68	(10,473)
Total						$(2,462,954)

•	As of March 31, 2015, over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
CDW Corp.	UBS AG	Call	USD	37.80	4/02/15	26,800	$(3,585)
Microsemi Corp.	Morgan Stanley & Co. International PLC	Call	USD	33.65	4/07/15	25,000	(48,414)
Atento SA	Morgan Stanley & Co. International PLC	Call	USD	12.04	4/08/15	29,700	(5,023)
Chipbond Technology Corp.	JPMorgan Chase Bank N.A.	Call	TWD	63.55	4/08/15	226,000	(20,751)
Hortonworks, Inc.	Goldman Sachs International	Call	USD	24.94	4/08/15	20,400	(8,119)
Largan Precision Co. Ltd.	Citibank N.A.	Call	TWD	2,760.49	4/08/15	16,000	(13,554)
Naspers Ltd., N Shares	Bank of America N.A.	Call	ZAR	1,726.74	4/08/15	7,200	(90,931)
Siliconware Precision Industries Co. Ltd.	Citibank N.A.	Call	TWD	56.74	4/08/15	537,000	(274)
Luxoft Holding, Inc.	UBS AG	Call	USD	39.75	4/09/15	14,300	(171,478)
SunEdison Semiconductor Ltd.	Goldman Sachs International	Call	USD	25.29	4/09/15	25,000	(27,241)
Finisar Corp.	Goldman Sachs International	Call	USD	21.26	4/10/15	16,500	(9,157)
Naspers Ltd., N Shares	Morgan Stanley & Co. International PLC	Call	ZAR	1,740.76	4/10/15	7,200	(85,894)
Cvent, Inc.	UBS AG	Call	USD	27.14	4/13/15	28,500	(36,628)
ARM Holdings PLC	Goldman Sachs International	Call	GBP	11.39	4/14/15	45,000	(7,879)
ARM Holdings PLC	Morgan Stanley & Co. International PLC	Call	GBP	11.73	4/14/15	14,500	(1,121)
Hortonworks, Inc.	UBS AG	Call	USD	23.42	4/14/15	11,000	(14,233)
New Relic, Inc.	Credit Suisse International	Call	USD	36.98	4/14/15	27,600	(14,173)
Hermes Microvision, Inc.	Citibank N.A.	Call	TWD	1,674.75	4/15/15	16,000	(70,971)
Novatek Microelectronics Corp.	UBS AG	Call	TWD	176.23	4/15/15	121,000	(1,337)
PAX Global Technology Ltd.	Goldman Sachs International	Call	HKD	7.46	4/15/15	687,000	(67,196)
Pegatron Corp.	Morgan Stanley & Co. International PLC	Call	TWD	87.65	4/15/15	268,100	(9,818)
Samsung Electronics Co. Ltd.	UBS AG	Call	KRW	1,432,180.00	4/15/15	700	(21,191)
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	Call	TWD	154.26	4/15/15	182,000	(1,702)
Inovalon Holdings, Inc., Class A	Morgan Stanley & Co. International PLC	Call	USD	31.31	4/16/15	10,000	(8,464)
Atento SA	Credit Suisse International	Call	USD	11.75	4/22/15	14,600	(7,153)
Atento SA	Goldman Sachs International	Call	USD	11.69	4/22/15	29,100	(15,244)
Chipbond Technology Corp.	Morgan Stanley & Co. International PLC	Call	TWD	63.79	4/22/15	327,000	(34,744)
Finisar Corp.	Goldman Sachs International	Call	USD	21.26	4/22/15	16,500	(13,253)
Imperva, Inc.	Morgan Stanley & Co. International PLC	Call	USD	45.95	4/22/15	10,000	(8,070)
Inovalon Holdings, Inc., Class A	Goldman Sachs International	Call	USD	28.53	4/22/15	13,300	(32,990)
Largan Precision Co. Ltd.	UBS AG	Call	TWD	2,755.46	4/22/15	11,000	(21,289)
PAX Global Technology Ltd.	Goldman Sachs International	Call	HKD	8.13	4/22/15	210,000	(11,091)
Pegatron Corp.	Goldman Sachs International	Call	TWD	90.47	4/22/15	182,100	(4,997)
RingCentral, Inc., Class A	Credit Suisse International	Call	USD	16.20	4/22/15	25,000	(6,175)
Samsung Electronics Co. Ltd.	Goldman Sachs International	Call	KRW	1,488,740.00	4/22/15	500	(7,523)
Siliconware Precision Industries Co. Ltd.	UBS AG	Call	TWD	55.55	4/22/15	650,000	(7,404)
SK Hynix, Inc.	Citibank N.A.	Call	KRW	44,454.25	4/22/15	20,200	(35,581)
Taiwan Semiconductor Manufacturing Co. Ltd.	UBS AG	Call	TWD	148.90	4/22/15	350,000	(18,732)
Nintendo Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	18,795.00	4/23/15	5,000	(17,702)
SoftBank Corp.	Morgan Stanley & Co. International PLC	Call	JPY	6,987.18	4/23/15	17,800	(26,313)
Sony Corp.	BNP Paribas S.A.	Call	JPY	3,276.88	4/23/15	24,500	(21,999)
Regal Entertainment Group, Class A	Credit Suisse International	Call	USD	23.46	4/27/15	64,700	(23,458)
ARM Holdings PLC	Morgan Stanley & Co. International PLC	Call	GBP	12.12	4/28/15	12,100	(1,077)
ASML Holding NV	JPMorgan Chase Bank N.A.	Call	EUR	100.22	4/29/15	15,200	(25,805)
Hortonworks, Inc.	UBS AG	Call	USD	23.98	4/29/15	10,000	(14,900)
Inovalon Holdings, Inc., Class A	Morgan Stanley & Co. International PLC	Call	USD	31.92	4/29/15	10,000	(10,675)
Tencent Holdings Ltd.	BNP Paribas S.A.	Call	HKD	132.41	4/29/15	212,000	(424,472)

MARCH 31, 2015	5

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

As of March 31, 2015, over-the-counter options written as were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Alps Electric Co. Ltd.	Citibank N.A.	Call	JPY	2,968.40	5/01/15	29,800	$(22,354)
Jack Henry & Associates, Inc.	Goldman Sachs International	Call	USD	68.33	5/04/15	14,200	(29,587)
Regal Entertainment Group, Class A	Morgan Stanley & Co. International PLC	Call	USD	23.67	5/05/15	46,500	(18,199)
RingCentral, Inc., Class A	Credit Suisse International	Call	USD	15.95	5/05/15	35,000	(16,106)
Hermes Microvision, Inc.	Citibank N.A.	Call	TWD	1,890.05	5/06/15	8,000	(11,184)
Liberty Global PLC, Class A	Morgan Stanley & Co. International PLC	Call	USD	53.90	5/07/15	5,800	(4,811)
Luxoft Holding, Inc.	Morgan Stanley & Co. International PLC	Call	USD	49.63	5/07/15	15,000	(57,096)
Nintendo Co. Ltd.	BNP Paribas S.A.	Call	JPY	18,952.50	5/08/15	1,700	(8,102)
comScore, Inc.	Morgan Stanley & Co. International PLC	Call	USD	51.29	5/11/15	14,000	(33,527)
MakeMyTrip Ltd.	Citibank N.A.	Call	USD	23.23	5/11/15	25,000	(20,750)
Pegatron Corp.	Bank of America N.A.	Call	TWD	87.67	5/20/15	309,000	(23,299)
Sony Corp.	Bank of America N.A.	Call	JPY	3,269.75	5/20/15	57,000	(57,726)
Qunar Cayman Islands Ltd. — ADR	Morgan Stanley & Co. International PLC	Call	USD	39.16	5/21/15	4,600	(18,589)
Zendesk, Inc.	UBS AG	Call	USD	23.61	5/21/15	18,500	(25,525)
Novatek Microelectronics Corp.	UBS AG	Call	TWD	168.48	5/27/15	79,000	(9,645)
PAX Global Technology Ltd.	Goldman Sachs International	Call	HKD	8.24	5/27/15	174,000	(11,296)
Sony Corp.	Bank of America N.A.	Call	JPY	3,269.75	5/27/15	57,000	(62,688)
Microsemi Corp.	Morgan Stanley & Co. International PLC	Put	USD	32.33	4/07/15	13,500	(980)
SunEdison Semiconductor Ltd.	UBS AG	Put	USD	23.89	4/09/15	18,000	(2,936)
Naspers Ltd., N Shares	Morgan Stanley & Co. International PLC	Put	ZAR	1,689.30	4/10/15	7,700	(1,665)
Largan Precision Co. Ltd.	Citibank N.A.	Put	TWD	2,527.42	4/22/15	5,000	(4,130)
Taiwan Semiconductor Manufacturing Co. Ltd.	UBS AG	Put	TWD	149.45	4/22/15	93,000	(18,836)
Nintendo Co. Ltd.	Morgan Stanley & Co. International PLC	Put	JPY	17,005.00	4/23/15	8,400	(34,027)
Nintendo Co. Ltd.	Citibank N.A.	Put	JPY	17,502.57	4/30/15	6,000	(40,712)
Total							$(2,063,551)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

6	MARCH 31, 2015

Schedule of Investments (continued)	BlackRock Science and Technology Trust (BST)

As of March 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Commercial Services & Supplies	$1,780,670	—	—	$1,780,670
Communications Equipment	9,855,954	—	—	9,855,954
Diversified Telecommunication Services	2,527,414	—	—	2,527,414
Electronic Equipment, Instruments & Components	17,878,244	—	—	17,878,244
Health Care Technology	3,048,189	—	—	3,048,189
Household Durables	—	$9,261,315	—	9,261,315
Internet & Catalog Retail	22,610,195	—	—	22,610,195
Internet Software & Services	97,036,262	—	—	97,036,262
IT Services	48,535,970	—	—	48,535,970
Media	20,306,856	6,718,526	—	27,025,382
Professional Services	860,216	—	—	860,216
Real Estate Investment Trusts (REITs)	14,360,420	—	—	14,360,420
Semiconductors & Semiconductor Equipment	47,727,492	21,633,861	—	69,361,353
Software	45,019,503	2,993,188	—	48,012,691
Technology Hardware, Storage & Peripherals	30,107,586	14,028,921	—	44,136,507
Wireless Telecommunication Services	2,512,587	2,708,134	—	5,220,721
Preferred Stocks	—	—	$8,541,388	8,541,388
Short-Term Securities	5,327,852	—	—	5,327,852

Total	$369,495,410	$57,343,945	$8,541,388	$435,380,743

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(1,799,486)	$(2,727,019)	—	$(4,526,505)

[1] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of March 31, 2015, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$284,062	—	—	$284,062
Cash pledged as collateral for options written	1,090,000	—	—	1,090,000
Cash pledged as collateral for exchange-traded options written	12,253,920	—	—	12,253,920

Total	$13,627,982	—	—	$13,627,982

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Preferred Stocks	Total
Assets:
Opening Balance, as of December 31, 2014	$3,000,048	$3,000,048
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation/depreciation	146,817	146,817
Purchases	5,394,523	5,394,523
Sales	—	—

Closing Balance, as of March 31, 2015	$8,541,388	$8,541,388

Net change in unrealized appreciation/depreciation on investments still held at March 31, 2015	$146,817	$146,817

MARCH 31, 2015	7

Schedule of Investments (concluded)	BlackRock Science and Technology Trust (BST)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of March 31, 2015. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $1,500,001.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$3,058,812	Probability-Weighted Expected Return Model	Years to IPO[1]	0.75-2.76
			IPO Exit Probability[2]	90.00%
			Discount Rate [2]	22.31%
			Margin[2]	20.00%
			Revenue Multiple [2]	10.0x-15.0x
	3,982,575	Probability-Weighted Expected Return Model	Years to IPO[1]	1-2
			IPO Exit Probability[2]	75.00%
			Discount Rate[2]	20.00%
			Revenue Multiple [2]	8.0x
			Mergers and/or Acquisition Probability [2]	25.00%
Total	$7,041,387

[1]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

8	MARCH 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Science and Technology Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Science and Technology Trust

Date: May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Science and Technology Trust

Date: May 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Science and Technology Trust

Date: May 22, 2015